BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of consideration transferred

Value of the consideration transferred (R$ thousand)
Installment	Installment
in cash (1)	309,994
1ª	111,250
2ª	111,250
3ª	220,000
Amount paid for 70% of the shares	752,494
(1)	an amount of R$300,000 paid in April 2025, more R$9,994 paid in September of 2025.

Schedule of fair value of assets acquired and liabilities assumed

Fair value
Fair value of acquired assets:
Current Assets
Cash and cash equivalents	87,046
Trade receivables	205,529
Inventories	72,924
Recoverable taxes	18,672
Other assets	26,561
Non-Current Asset
Deferred taxes	47,393
Other assets	21,122
Property, plant and equipment (1)	820,398
Intangible assets (2)	71,591
1,371,236
Fair value of assumed liabilities:
Current Liabilities
Trade payables	180,962
Borrowings and financing (3)	251,201
Payroll and related taxes	29,600
Lease liabilities (4)	19,633
Other payables	34,177
Non-current Liabilities
Borrowings and financing (3)	378,655
Lease liabilities (4)	189,545
Provisions for tax, social security, labor civil, environmental risk (5)	24,828
Deferred taxes (6)	32,709
Other payables	7,510
1,148,820

Total of Identifiable Net Assets at Fair Value	222,416
70% ownership by the Parent Company	155,691
(1)	The fair value of fixed assets determined by market and cost approaches, mainly for vehicle groups (light and heavy-duty, dump trucks and semi-trailers), machinery and equipment, and improvements.

(2)	The fair value of intangibles includes intangible goodwill assets acquired and recognized by the acquiree before the allocation of fair value, in the amount of R$17,108.

(3)	The Loans and financing assumed in the acquisition and their respective maturities are shown in the tables below:

Schedule of loans and financing assumed

	Current Liabilities	Non-current Liabilities	Total
Foreign Debt
Fixed interest in USD
Bonds, Facility and ACC	35,277	38,500	73,777
	35,277	38,500	73,777

Local Debt
Fixed interest in BRL
BNDES/FINAME/FINEP, Debentures, CRI and NCE	215,924	340,155	556,079
	215,924	340,155	556,079
Total Borrowings and Financing	251,201	378,655	629,856

Schedule of maturities

Maturity	Foreign Debt	Local Debt	Total
2025		82,513	82,513
2026	35,277	176,201	211,478
2027		151,109	151,109
2028	38,500	49,128	87,628
2029		15,167	15,167
2030		81,961	81,961
	73,777	556,079	629,856

(4)	The Company measured acquired lease liabilities using the present value of the remaining lease payments as of the acquisition date. Right of use assets were measured at an amount equal to lease liabilities and adjusted to reflect favorable lease conditions relative to market terms.

(5)	Provisions and Contingent liabilities assumed in the acquisition that were considered present obligations arising from past events and can be reliably measured have been recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of IFRS 3 – Business Combination, at an amount in excess of that which would be recognized in accordance with IAS 37 - Provisions, Contingent Liabilities and Contingent Assets. The table shown below presents the total amount of provisions and contingent liabilities assumed on the transaction date, including attributed fair value, as follows:

Schedule of provisions and contingent liabilities assumed

BRL
Tax	12,691
Labor	12,093
Civil	44
24,828
(6)	Amounts mainly consist of deferred tax liabilities related to the acquiree’s initial balance and the net position of deferred tax assets and liabilities related to allocation of the purchase price.

Schedule of goodwill on acquisition

		Reference	Grupo Estrela
Total acquisition price	A	(i)	752,494
Fair value of net assets	B	(ii)	155,691
Goodwill (1)	= ( A - B )		596,803
(1)	Goodwill was mainly attributed to:
▪	Expected operational and logistical synergies,
▪	Vertical integration of transport operations within the CSN Group,
▪	Gains in scale and efficiency,
▪	Capacity to expand within the logistics market,
▪	Expected future profitability.

Schedule of revenue and results

Estrela Group
Period (from - to) [a]	04/01/2025 to 12/31/2025
Revenue	763,412
P&L	(16,912)
Period (from - to) [b]	01/01/2025 to 12/31/2025
Revenue	1,019,278
P&L	(36,778)
(a)	Impact on the Company's consolidated financial statements in 2025.
(b)	Impact on the Financial Statement if the acquisition date had occurred at the start of the 2025 fiscal year.

Schedule of general information acquisitions

	Galvacolor (1)	Gramperfil (2)	Globaldot (3)
Acquisition date	11/18/2025	03/23/2025	5/12/2025
Percentage ("%") acquired of the share capital	100%	90%	80%
Price paid (Consideration transferred) - R$	291,013	73,128	50,891

(1)	Galvacolor, which was acquired by CSN, maintains industrial operations dedicated to the galvanization and painting of flat steels. The company largely maintains operations in the civil construction sector. This transaction expanded the Company's portfolio of coated products and strengthened its competitive positioning on the European market.

(2)	Gramperfil, which was acquired by CSN Steel S.L., specializes in the manufacture of metal structural profiles and accessories used in the construction sector. This acquisition allows the Company to expand its operations in the market segment for structural solutions and offers greater proximity to end customers and an increase in operating margin.

(3)	Global Dot, which was indirectly acquired by CSN through its subsidiaries CSN Inova Ventures and CSN Inova Soluções S.A., provide complete fleet management services with a focus on improving internal logistics and improving processes used in making requests, scheduling, execution, measuring contracts and sizing fleets. This acquisition is in line with the Company's integration strategy, aiming at providing greater synergy, productivity and reducing costs through a single technological platform.

Schedule of fair value of assets acquired and liabilities assumed

	Galvacolor	Gramperfil	Total
Fair Value of Acquired Assets:
Current Assets
Cash and cash equivalents	4,914	13,261	18,175
Trade receivables	42,285	23,704	65,989
Inventories	193,943	23,621	217,564
Recoverable taxes	24,087	1,809	25,896
Other assets	2,346	1,360	3,706
Non-current Assets
Deferred taxes	3,210		3,210
Other assets	51	22	73
Property, plant and equipment	167,685	30,389	198,074
Intangible assets	46	42	88
	438,567	94,208	532,775

Fair Value of Assumed Liabilities:
Current Liabilities
Trade payables	115,669	7,017	122,686
Borrowings and financing		11,718	11,718
Taxes payable	26,947	2,143	29,090
Other payables	4,938	202	5,140
	147,554	21,080	168,634

Total of Identifiable Net Assets at Fair Value	291,013	73,128	364,141

Galvacolor Gramperfil And Globaldot [Member]
IfrsStatementLineItems [Line Items]
Schedule of goodwill on acquisition

		Galvacolor	Gramperfil	Globaldot
Total acquisition price	A	291,013	73,128	50,891
Fair value of net assets	B	291,013	73,128	11,728
Goodwill (1)	= ( A - B )			39,163
(1)	Provisional goodwill recognized in acquisitions is mainly attributed to:
▪	Expected operational and commercial synergies,
▪	Gains in scale,
▪	Logistics integration,
▪	Specialized workforce,
▪	Expansion of market presence,
▪	Expected future profitability.

Schedule of revenue and results

	Galvacolor	Gramperfil	Global Dot*
Period (from - to) [a]	11/18/2025 to 12/31/2025	03/23/2025 to 12/31/2025	12/05/2025 to 12/31/2025	Total

Revenue	18,301	80,886		99,187
P&L	(4,543)	5,328		785

Period (from - to) [b]	01/01/2025 to 12/31/2025	01/01/2025 to 12/31/2025	01/01/2025 to 12/31/2025	Total

Revenue	315,216	113,179	26,349	454,744
P&L	(75,802)	6,299	9,838	(59,665)
(*)	Considering that the acquisition was completed on December 5, 2025, and there was no material transactions made in the last month of the year, there was no impact on the Company's financial statements.

(a)	Impact on the Company's consolidated financial statements in 2025.
(b)	Impact on the financial statements if the acquisition date had occurred at the start of the 2025 fiscal year.